13. Liquidity and Capital Resources	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Liquidity and Capital Resources

As of March 31, 2016, we had cash and cash equivalents of $3,168,341, compared to $795,682 at December 31, 2015, an increase of $2,372,659.  The increase is primarily attributable to the proceeds from the equity financing transactions and warrant and stock option exercises during the first quarter of 2016 which totaled approximately $6,600,000, offset by the net cash used in operations and investing of approximately $4,200,000.

Our objective from a liquidity perspective is to use operating cash flows to fund day to day operations.  In both the first quarter of 2016 and 2015 we did not achieve this objective, as cash flow from operations in the first quarter of 2016 and 2015 has been the net use of $3.9 million and $6.9 million, respectively.  Our high use of cash has been predominantly caused declines in revenue in our IPSA/BAS and ES, businesses, costs associated with the IPSA acquisition and integration, costs for the ramp up of root9B, our cyber security subsidiary, the cyber solutions employee base and capital costs associated with the build out of the Adversarial Pursuit Center and other expansion related costs.

With new IPSA and Cyber Solutions client engagements in 2016, the Company expects such incremental revenue along with expense management will improve the Company’s liquidity position.  With new executed contracts that will be performed in 2016, management believes that it will have sufficient cash to fund operations into the first quarter of 2017. If these expectations are not achieved the Company may be required to raise additional capital to fund operations.

While there were no indications during the quarter that caused us to accelerate our annual impairment assessment date, if our plans and efforts to turn the trend of reduced revenue are not successful, we may, in the future, need to reduce the amount of goodwill or intangible asset currently recorded as of March 31, 2016.

As of December 31, 2015, we had cash and cash equivalents of $795,682, compared to $765,099 at December 31, 2014, an increase of $30,583.  The increase is primarily attributable to the proceeds from the equity financing, stock and warrant exercise transactions during 2015 which totaled approximately $16,100,000, offset by the net cash used in operations and investing activities during 2015 of approximately $12,400,000 and $3,800,000, respectively.  After financings in the first quarter of 2016 (see below), our cash position has increased and outstanding cash and cash equivalents at March 11, 2016 was approximately $5.5 million.

Our objective from a liquidity perspective is to use operating cash flows to fund day to day operations.  In both 2015 and 2014 we did not achieve this objective, as cash flow from operations in the 2015 and 2014 has been the net use of $11.8 million and $5.5 million, respectively.  Our high use of cash has been predominantly caused by declines in revenue in our existing businesses, costs associated with the IPSA acquisition, costs for the ramp up of the cyber solutions employee base and capital costs associated with the build out of the operations center for the cyber solutions group.  Additionally, revenues at IPSA were below expectations during 2015 due to the unexpected delay and ultimate early termination of a project with a significant customer and revenue in the cyber solutions segment has not materialized at the pace that was anticipated.  Based on the foregoing, we will have to obtain additional financing by the end of the first quarter of 2016 to support our future operations and there can be no assurance that we will be able to obtain such financing, or if obtained, on terms favorable to the Company.  Failure to obtain the same will adversely affect the operations of the Company.

With new IPSA and Cyber Solutions client engagements in 2016, the Company expects such incremental revenue along with expense management will improve the Company's liquidity position. Based upon its current cash position as well as these new executed contracts that will be performed in 2016, management believes that it will have sufficient cash to fund operations into the first quarter of 2017.